Ivy Dividend Opportunities Fund
Ivy Dividend Opportunities Fund
Objective
To seek to provide total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 207 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 125 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Dividend Opportunities Fund (USD $)	Class A		Class B		Class C		Class E		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none		none	none	none
Maximum Account Fee	none	[2]	none	[2]	none	[2]	20	[2]	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A, Class B and Class C shares, if your account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of September each year thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Dividend Opportunities Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.33%	0.43%	0.27%	0.85%	0.23%	0.31%	0.23%
Total Annual Fund Operating Expenses		1.28%	2.13%	1.97%	1.80%	0.93%	1.51%	1.18%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.43%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28%	2.13%	1.97%	1.37%	0.93%	1.51%	1.18%
[1]	Through July 31, 2014, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class E shares at 1.37%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Dividend Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	958	1,237	2,031
Class B Shares	616	967	1,244	2,245
Class C Shares	200	618	1,062	2,296
Class E Shares	726	1,129	1,556	2,736
Class I Shares	95	296	515	1,143
Class R Shares	154	477	824	1,802
Class Y Shares	120	375	649	1,432

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Dividend Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	958	1,237	2,031
Class B Shares	216	667	1,144	2,245
Class C Shares	200	618	1,062	2,296
Class E Shares	726	1,129	1,556	2,736
Class I Shares	95	296	515	1,143
Class R Shares	154	477	824	1,802
Class Y Shares	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Ivy Dividend Opportunities Fund seeks to achieve its objective by investing primarily in large cap companies that are often market leaders in their industry, with established operating records that IICO believes are high-quality companies that may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Fund invests primarily in securities issued by large cap companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund typically holds a limited number of stocks (generally 50 to 65).

In selecting securities for the Fund, IICO seeks to invest in companies that it believes possess attractive business economics, are in a strong financial condition and are selling at attractive valuations, both on a relative and an absolute basis. The Fund primarily focuses on companies that have one or more of the following characteristics: high dividend yields that are, in the opinion of IICO, relatively safe; above-average dividend yields that IICO expects will continue and/or grow; below-average dividend yields that IICO expects could grow over the next few years; and no dividend yields where IICO expects the payment of dividends in the future. IICO also considers other factors, which may include the company’s: established operating history; competitive dividend yields; growth and profitability opportunities; return on capital; history of improving sales and profits; status as a market leader in its industry; and stock price value.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend paid by the company may fluctuate significantly.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 50 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.85% (the second quarter of 2009) and the lowest quarterly return was -21.78% (the fourth quarter of 2008). The Class A return for the year through June 30, 2013 was 11.70%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Ivy Dividend Opportunities Fund	1 Year	5 Years	Life of Class	Inception Date
Class A	5.75%	(2.23%)	5.57%	Jun. 30, 2003
Class A Return After Taxes on Distributions	5.49%	(2.39%)	5.37%	Jun. 30, 2003
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.16%	(1.87%)	4.89%	Jun. 30, 2003
Class B	7.33%	(2.19%)	5.27%	Jun. 30, 2003
Class C	11.43%	(1.75%)	5.45%	Jun. 30, 2003
Class E	5.74%	(2.31%)	0.06%	Apr. 02, 2007
Class I	12.63%	(0.68%)	1.64%	Apr. 02, 2007
Class R			(0.38%)	Dec. 19, 2012
Class Y	12.36%	(0.93%)	6.37%	Jun. 30, 2003
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on July 1, 2003.)	16.42%	1.92%	6.62%	Jul. 01, 2003
Lipper Equity Income Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on July 1, 2003.)	12.45%	1.81%	6.76%	Jul. 01, 2003